Note 42 Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 347	€ 284	€ 301
Other operating income	272	244	360
Miscellaneous other operating income	€ 619	€ 528	€ 661